CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Non-controlling interests
Balance at Dec. 31, 2014	$ 178,293	$ 667	$ 249,271	$ (9,423)	$ (10,281)	$ (52,630)	$ 689
Balance (in shares) at Dec. 31, 2014		47,679,311
Stock-based compensation	1,349	$ 0	1,153	0	0	0	196
Stock-based compensation (in shares)		0
Employee stock options exercised (cash and cashless)	1,568	$ 11	1,557	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)		1,080,470
Distribution of dividend	(7,186)	$ 0	(7,186)	0	0	0	0
Dividend to non-controlling interests	(77)	0	0	0	0	0	(77)
Other comprehensive loss	(1,399)	0	0	0	(1,398)	0	(1)
Redeemable non-controlling interest	(224)	0	0	0	0	(224)	0
Distribution to ultimate parent for a business acquisition under common control	(10,815)	0	(10,815)	0	0	0	0
Net income	20,300	0	0	0	0	20,240	60
Balance at Dec. 31, 2015	181,809	$ 678	233,980	(9,423)	(11,679)	(32,614)	867
Balance (in shares) at Dec. 31, 2015		48,759,781
Stock-based compensation	1,741	$ 0	1,701	0	0	0	40
Stock-based compensation (in shares)		0
Employee stock options exercised (cash and cashless)	890	$ 3	887	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)		276,170
Distribution of dividend	(9,859)	$ 0	(9,786)	0	0	0	(73)
Other comprehensive loss	517	0	0	0	512	0	5
Redeemable non-controlling interest	(308)	0	0	0	0	(308)	0
Net income	19,601	0	0	0	0	19,644	(43)
Balance at Dec. 31, 2016	194,391	$ 681	226,782	(9,423)	(11,167)	(13,278)	796
Balance (in shares) at Dec. 31, 2016		49,035,951
Stock-based compensation						0
Stock-based compensation	1,983	$ 0	1,799	0	0		184
Stock-based compensation (in shares)		0
Employee stock options exercised (cash and cashless)	2,453	$ 8	2,445	0	0	0	0
Employee stock options exercised (cash and cashless) (in shares)		722,483
Distribution of dividend	(9,851)	$ 0	(9,851)	0	0	0	0
Other comprehensive loss	11,735	0	0	0	11,695	0	40
Redeemable non-controlling interest	(393)	0	0	0	0	(393)	0
Net income	556	0	0	0	0	745	(189)
Balance at Dec. 31, 2017	$ 200,874	$ 689	$ 221,175	$ (9,423)	$ 528	$ (12,926)	$ 831
Balance (in shares) at Dec. 31, 2017		49,758,434